Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Profit for the year before taxes	$ 1,696,141	$ 1,735,010	$ 1,332,286
Income tax	(322,114)	(289,209)	(275,969)
Net income for the year	1,374,027	1,445,801	1,056,317
Charges (credits) to income (loss) that do not represent cash flows:
Depreciation and amortization	92,308	84,205	76,798
Impairment of non-financial assets	1,762	77	1,690
Allowances established for credit risk	321,829	418,416	93,710
Provisions for contingent loans	(53,875)	51,445	(5,132)
Impairments for credit risk from financial assets at fair value through other comprehensive income	(2,754)	8,009	1,001
Fair value of debt financial instruments held for trading at fair value through in profit or loss	2,318	(5,721)	6,568
Change in deferred tax assets and liabilities	44,545	(91,001)	20,163
Net (income) loss from investments in companies with significant influence	(13,409)	(13,031)	(1,793)
Net (income) loss on sale of assets received in payments	(1,358)	(4,053)	(1,837)
Net (income) loss on sale of sale of fixed assets	(2,971)	(1,043)	(214)
Write-offs of assets received in payment	485	38	418
Other charges (credits) that do not represent cash flows	(60,160)	5,567	13,508
Net change in exchange rates, interest, readjustments and commissions accrued on assets and liabilities	203,529	(766,814)	(500,215)
Changes due to (increase) decrease in assets and liabilities affecting the operating flow:
Net (increase) decrease in accounts receivable from banks	(340,369)	(640,682)	1,409,687
Net (increase) decrease in loans and accounts receivables from customers	(913,796)	(1,170,415)	(2,915,171)
Net decrease (increase) of debt financial instruments held for trading at fair value through profit or loss	(55,256)	432,800	654,841
Net (increase) decrease in other assets and liabilities	(53,404)	134,650	(342,988)
(Decrease) increase in deposits and other demand obligations	(59,946)	(4,951,976)	3,369,787
Increase (decrease) in repurchase agreements and securities loans	(59,972)	143,986	(176,369)
Increase (decrease) in deposits and other time deposits	1,288,027	5,029,582	234,048
Sale of assets received in lieu of payment	14,227	18,772	10,824
Total net cash flows provided by (used in) operating activities	1,725,787	128,612	3,005,641
CASH FLOW FROM INVESTING ACTIVITIES:
Net (increase) decrease of debt financial instruments at fair value through other comprehensive income	257,613	(748,525)	(2,070,906)
Net decrease (increase) of debt financial instruments at amortized cost	(493,631)	6,257	(813,477)
Principal and interest payments for obligations under lease contracts	(32,084)	(32,375)	(30,585)
Leasedhold improvements	(1,993)	(2,529)	(1,386)
Property and equipment purchase	(24,751)	(18,706)	(34,193)
Property and equipment sale	3,626	1,332	214
Acquisition of intangibles	(59,955)	(56,891)	(30,222)
Acquisition of investments in companies			(7,847)
Dividend received of investments in companies	4,675	3,622	1,097
Total net cash flows from (used in) investing activities	(346,500)	(847,815)	(2,987,305)
CASH FLOW FROM FINANCING ACTIVITIES:
Redemption and payment of interest of letters of credit	(1,012)	(2,101)	(1,633)
Redemption and payment of interest on current bonds	(1,813,176)	(1,538,692)	(1,321,744)
Redemption and payment of interest on subordinated bonds	(52,199)	(58,050)	(16,277)
Current bonds issuance	1,224,480	1,355,816	1,661,016
Payment of common stock dividends	(866,929)	(539,827)	(220,271)
Increase (decrease) in obligations with foreign banks	(42,479)	527,027	(45,421)
Increase (decrease) in other financial obligations	(4,646)	94,146	83,137
(Decrease) increase in obligations with the Central Bank of Chile		(14)	1,237,814
Payment of other long-term borrowings	(58)	(107)	(207)
Attributable to non-controlling interest:
Dividend payment and/or withdrawals of paid-in capital in respect of the subsidiaries corresponding to the non-controlling interest	(1)	(1)	(1)
Total net cash flows from (used in) financing activities	(1,556,020)	(161,803)	1,376,413
VARIATION IN CASH AND CASH EQUIVALENTS DURING THE YEAR	(176,733)	(881,006)	1,394,749
Exchange variations effect	15,637	38,010	324,965
Opening balance of cash and cash equivalent	3,152,128	3,995,124	2,275,410
Final balance of cash and cash equivalent	2,991,032	3,152,128	3,995,124
Interest and readjustments received	3,542,933	2,849,799	1,656,189
Interest and readjustments paid	$ (1,434,701)	$ (1,344,895)	$ (262,894)